INCOME TAXES - SUMMARY OF COMPONENTS OF NET DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
NOL carryforwards	$ 23,931	$ 16,199
Research credit carryforwards	7,870	5,153
Capitalized R&D	26,132	19,404
Stock based compensation	1,044	1,929
Other	1,265	1,117
Gross deferred tax assets	60,242	43,802
Less: valuation allowance	(60,199)	(43,596)
Total deferred tax assets	43	206
Other	(43)	(206)
Total deferred tax liabilities	$ (43)	(206)
Net deferred tax assets (liabilities)